Cash Flow Information (Tables)	12 Months Ended
Jul. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Schedule of cash and cash equivalents and restricted cash
	July 31
	2022	2021
Cash and cash equivalents	$1,020,585	$1,552,389
Restricted cash, tenant security deposits	950,430	783,470
Restricted cash, escrow	71,742	71,720
Restricted cash, other	27,140	27,140
	$2,069,897	$2,434,719

Schedule of supplemental disclosure
	July 31,
	2022	2021
Cash Flow Information
Interest paid, net of capitalized interest of $76,642 (2022),
and $115,415 (2021)	$256,431	$272,070
Income tax (refunded)	—	(23,040)

Non-cash information
Recognition of operating lease right-of-use assets	$94,412	$—
Recognition of operating lease liabilities	94,412	—